INCOME TAX - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Accrued interest on uncertain tax position	$ 0	$ 46	$ 597
Accrued penalties on uncertain tax position	0	28	339
Total accrued interest and penalties on uncertain tax position	$ 0	$ 74	$ 936